FRANKLIN TEMPLETON INVESTEMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

November 28, 2012

Filed Via EDGAR (CIK #0001109441)

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

   Re:  FRANKLIN FLOATING RATE MASTER TRUST

          File No. 811-09869

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith for filing is Amendment No. 16 to the Registrant's Registration Statement under the Investment Company Act of 1940, as amended (1940 Act).

Shares of the Registrant may be purchased only in private placement transactions.  This Amendment has been filed pursuant to Rule 8b-16 under the 1940 Act.

Sincerely yours,

FRANKLIN FLOATING RATE MASTER TRUST

/s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

KLS:ksa